QUARTERLY RESULTS (UNAUDITED) (Details)	3 Months Ended								12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended						3 Months Ended
	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($) investment	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($) investment	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 05, 2009	Dec. 31, 2010 Instant Action USD ($)	Dec. 31, 2011 Search & Applications USD ($)	Dec. 31, 2010 Search & Applications USD ($)	Dec. 31, 2009 Search & Applications USD ($)	Dec. 31, 2010 IAC Search & Media USD ($)	Dec. 31, 2011 Match USD ($)	Dec. 31, 2010 Match USD ($)	Dec. 31, 2009 Match USD ($)	Dec. 31, 2011 Other USD ($)	Dec. 31, 2010 Other USD ($)	Dec. 31, 2009 Other USD ($)	Dec. 31, 2010 Shoebuy USD ($)	Sep. 30, 2011 Meetic USD ($)	Sep. 30, 2011 Meetic Match USD ($)	Sep. 30, 2011 Meetic Match EUR (€)
QUARTERLY RESULTS (UNAUDITED)
Revenue	$ 596,943,000	$ 516,884,000	$ 485,404,000	$ 460,213,000	$ 451,427,000	$ 412,966,000	$ 394,244,000	$ 378,178,000	$ 2,059,444,000	$ 1,636,815,000	$ 1,346,695,000			$ 1,040,507,000	$ 805,284,000	$ 649,642,000		$ 518,027,000	$ 400,723,000	$ 342,598,000	$ 128,065,000	$ 118,749,000	$ 110,765,000
Cost of revenue	218,412,000	188,642,000	181,472,000	172,718,000	174,096,000	147,933,000	140,638,000	131,149,000	761,244,000	593,816,000	429,849,000
Operating income (loss)	55,455,000	46,740,000	58,231,000	37,336,000	(21,447,000)	37,684,000	24,633,000	8,925,000	197,762,000	49,795,000	(1,037,987,000)			204,006,000	128,356,000	(967,657,000)		137,555,000	115,367,000	84,655,000	(3,896,000)	(31,600,000)	(9,165,000)
Earnings (loss) from continuing operations	41,798,000	67,973,000	45,630,000	20,168,000	(32,657,000)	22,440,000	15,421,000	(14,597,000)	175,569,000	(9,393,000)	(956,473,000)
(Loss) earnings from discontinued operations, net of tax	4,366,000	(3,922,000)	(2,488,000)	(1,948,000)	115,853,000	(4,795,000)	(2,586,000)	(4,727,000)	(3,992,000)	103,745,000	(23,439,000)
Net earnings (loss)	46,164,000	64,051,000	43,142,000	18,220,000	83,196,000	17,645,000	12,835,000	(19,324,000)	171,577,000	94,352,000	(979,912,000)
Net earnings (loss) attributable to IAC shareholders	48,766,000	64,973,000	42,424,000	18,070,000	86,964,000	17,509,000	13,591,000	(18,705,000)	174,233,000	99,359,000	(978,822,000)
Per share information attributable to IAC shareholders:
Basic earnings (loss) per share from continuing operations (in dollars per share)	$ 0.53	$ 0.81	$ 0.50	$ 0.22	$ (0.30)	$ 0.22	$ 0.15	$ (0.12)	$ 2.05	$ (0.04)	$ (6.89)
Diluted earnings (loss) per share from continuing operations (in dollars per share)	$ 0.48	$ 0.73	$ 0.46	$ 0.21	$ (0.30)	$ 0.21	$ 0.14	$ (0.12)	$ 1.89	$ (0.04)	$ (6.89)
Basic earnings (loss) per share (in dollars per share)	$ 0.58	$ 0.77	$ 0.47	$ 0.20	$ (0.90)	$ 0.17	$ 0.12	$ (0.16)	$ 2.01	$ 0.93	$ (7.06)
Diluted earnings (loss) per share (in dollars per share)	$ 0.53	$ 0.69	$ 0.44	$ 0.19	$ (0.90)	$ 0.16	$ 0.12	$ (0.16)	$ 1.85	$ 0.93	$ (7.06)
Quarterly results
After-tax impairment charge, write-down of investment								18,300,000																		11,700,000
Ownership interest acquired (as a percent)												27.00%														27.00%	27.00%
Tender offer price (in euros per share)																											€ 15.00
Release of deferred tax liability associated with investment in Meetic									(43,696,000)																43,600,000
Number of equity method investments for which impairment has been recorded								1
After-tax impairment charge																								30,800,000
After-tax impairment charges, write-down of an indefinite-lived intangible asset																	11,000,000
After-tax impairment charge related to write-down of one of the cost method investments					4,600,000
Number of cost method investments for which impairment has been recorded					1
Gain on Liberty Exchange					140,800,000					140,768,000
After-tax impairment charge, write-down of goodwill													$ 31,600,000